Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 - Income Taxes

The Company had an accumulated net operating loss of approximately $597,000 as of December 31, 2012 which begins to expire in 2023. The Company has established a valuation allowance equal to the tax effect of the loss carryforwards and, therefore, no deferred tax asset has been recognized for the loss carryforwards because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Deferred tax assets consisted of the following as of December 31, 2012 and 2011:

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Net operating losses	$208,856	$3,512
Valuation allowance	(208,856)	(3,512)
Net deferred tax assets	$-	$-